Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue		$ 319,832	$ 442,919
Cost of revenue		161,008	104,407
Operating expenses:
Research and development		1,752,669	1,261,747
General and administrative		3,941,783	1,204,285
Total operating expenses		5,694,452	2,466,032
Loss from operations		(5,535,628)	(2,127,520)
Other income (expense), net:
Gain on debt extinguishment		160,588	0
Change in fair value of convertible notes		(76,738)	0
Other income, net		0	2,033
Total other income, net		83,850	2,033
Net loss and comprehensive loss		$ (5,451,778)	$ (2,125,487)
Net loss per share or unit attributable to common stockholders or unit holders-basic	[1]	$ (1.81)	$ (0.25)
Net loss per share or unit attributable to common stockholders or unit holders-diluted	[1]	$ (1.81)	$ (0.25)
Weighted-average number of common shares or units used in computing net loss per share or unit attributable to common stockholders or unit holders - basic	[1]	3,012,603	8,521,250
Weighted-average number of common shares or units used in computing net loss per share or unit attributable to common stockholders or unit holders - diluted	[1]	3,012,603	8,521,250

[1]	Retroactively adjusted for the reverse recapitalization as described in Note 1.